Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Brokerage income
-Life and Health insurance business	2,170,767	1,046,469	1,043,497
-Property and Casualty insurance business	61,486	62,183	101,036

Brokerage income subtotal	2,232,253	1,108,652	1,144,533

Other income	12,763	49,256	51,019

Total operating revenue	2,245,016	1,157,908	1,195,552